Treasury Stocks - Additional Information (Details) ¥ in Thousands, $ in Millions		1 Months Ended					12 Months Ended
	May 03, 2021 CNY (¥) shares	Sep. 30, 2021 shares	May 31, 2021 shares	Nov. 30, 2019 shares	May 31, 2019 shares	Feb. 28, 2019 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Sep. 19, 2021 USD ($)	Apr. 30, 2018 shares
Equity Class Of Treasury Stock [Line Items]
Common stock shares outstanding							2,577,386,552	2,328,326,132
Treasury stock, shares							226,751,940	43,896,090
Share-based Payment Arrangement, Decrease for Tax Withholding Obligation | ¥							¥ 150,705
Stock Issued During Period, Shares, New Issues					233,217,776	222,222,222
Stock Issued During Period, Value, New Issues | ¥									¥ 669,559
2018 Equity Incentive Plan
Equity Class Of Treasury Stock [Line Items]
Ordinary shares Held in trust											51,624,000
Ordinary shares contributed for future share awards						403,157
Restricted Share Units | 2018 Equity Incentive Plan
Equity Class Of Treasury Stock [Line Items]
Shares transferred from treasury stock to ordinary shares							5,757,945	4,002,052
Restricted Share Units | Amended 2018 Plan [Member]
Equity Class Of Treasury Stock [Line Items]
Treasury stock, shares							83,097,225
Restricted Share Units | Initial Public Offering | 2018 Equity Incentive Plan
Equity Class Of Treasury Stock [Line Items]
Restricted share units vested transferred from treasury stocks to ordinary shares				928,205
Restricted Ordinary Shares | 2018 Equity Incentive Plan
Equity Class Of Treasury Stock [Line Items]
Treasury stock, shares							12,338,955
Restricted Ordinary Shares | Amended 2018 Plan [Member]
Equity Class Of Treasury Stock [Line Items]
Treasury stock, shares							95,816,325
Restricted Ordinary Shares | Initial Public Offering | 2018 Equity Incentive Plan
Equity Class Of Treasury Stock [Line Items]
Restricted share units vested transferred from treasury stocks to ordinary shares				16,000,000
Shares Repurchase [Member]
Equity Class Of Treasury Stock [Line Items]
Share repurchased							34,683,225	25,799,190
Proceeds from repurchases | ¥							¥ 103,543	¥ 23,915
Shares Repurchase [Member] | Restricted Ordinary Shares
Equity Class Of Treasury Stock [Line Items]
Treasury stock, shares							60,482,415
Share Repurchase Program [Member]
Equity Class Of Treasury Stock [Line Items]
Stock repurchase program authorized amount | $										$ 10
American Depository Shares [Member]
Equity Class Of Treasury Stock [Line Items]
Stock Issued During Period, Shares, New Issues	4,047,620
American Depository Shares [Member] | Shares Repurchase [Member]
Equity Class Of Treasury Stock [Line Items]
Common stock shares outstanding							2,312,215	1,719,946
Common Class A [Member]
Equity Class Of Treasury Stock [Line Items]
Common stock shares outstanding							2,265,762,108
Stock Issued During Period, Value, New Issues | ¥	¥ 1,029,455
Common Class A [Member] | Amended 2018 Plan [Member]
Equity Class Of Treasury Stock [Line Items]
Ordinary shares contributed for future share awards		63,774,885	63,774,885
Share-based payment arrangement, shares withheld for tax withholding obligation							33,255,495
Shares Issued in Period		94,927,065	94,927,065
Share-based Payment Arrangement, Decrease for Tax Withholding Obligation | ¥							¥ 150,706
Stock Issued During Period, Shares, New Issues							13,043,895
Stock Issued During Period, Value, New Issues | ¥							¥ 45,728